Walden Asset Management Fund
Walden Asset Management Fund
Investment Goals
The investment objective of the Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Asset Management Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Walden Asset Management Fund Walden Asset Management Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Walden Asset Management Fund Walden Asset Management Fund
Management Fees	0.75%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2017 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Walden Asset Management Fund | Walden Asset Management Fund | USD ($)	102	331	579	1,289

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.56% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

The Walden Asset Management Fund incorporates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”), an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five areas: products and services, workplace conditions, community impact, environmental impact and corporate governance. In each of the five areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. Given the historically low interest rate environment, risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Funds’ shares will not fluctuate.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: The risk that because the Fund’s social criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q 2012	4Q 2008
9.29%	(12.90)%
For the period January 1, 2016 through June 30, 2016, the aggregate (non-annualized) total return for the Fund was 4.98%.
Average Annual Total Returns (as of December 31, 2015)
Average Annual Returns - Walden Asset Management Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Walden Asset Management Fund		(0.17%)	7.56%	5.47%
After Taxes on Distributions | Walden Asset Management Fund		(1.81%)	6.97%	4.90%
After Taxes on Distributions and Sale of Fund Shares | Walden Asset Management Fund		1.26%	5.96%	4.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	1.38%	12.57%	7.31%
Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	0.15%	3.39%	4.47%
Citigroup 90-Day U.S. Treasury Bill (reflects no deduction for fees, expenses or taxes)	[3]	0.03%	0.05%	1.17%
[1]	The S&P 500 Index is a stock market index based on the market capitalizations of 500 large companies.
[2]	The Barclays Capital U.S. Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year.
[3]	The Citigroup 90-Day Treasury Bills Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).